ACCOUNTS RECEIVABLE, NET (Details - Aging of doubtful accounts) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 27,270	$ 7,692
Maturity Less than 30 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	12,022	4,693
Maturity 31 To 60 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	4,491	1,672
Maturity 61 To 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	1,752	690
Maturity Greater than 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 9,005	$ 637